Investments	12 Months Ended
Dec. 31, 2025
Investment [Abstract]
Investments	Investments
a) Breakdown
The detail, by company, of Investments is as follows:

EUR million
	2025	2024	2023
Associated entities	5,096	5,216	5,682
Merlin Properties, SOCIMI, S.A.A	1,830	1,803	1,621
Zurich Santander Insurance America, S.L. - Consolidated	940	884	936
Metrovacesa, S.A.	748	841	899
CNP Santander	399	397	423
Pluxee Beneficios Brasil S.A. A	295	309	—
Caceis (Notes 3 and 12)	—	—	1,139
Other companies	884	982	664

Joint Ventures entities	1,956	2,061	1,964
Santander Caceis Latam Holding 1, S.L. - Consolidated (previously Santander Securities Services Latam Holding, S.L)	404	381	389
Santander Vida Seguros y Reaseguros, S.A.	329	356	362
U.C.I., S.A. - Consolidated	293	325	349
Fortune Auto Finance Co., Ltd	232	261	254
Hyundai Capital UK Limited	270	249	205
Volvo Car Financial Services UK Limited	116	99	76
Banco RCI Brasil S.A.	77	94	92
Other companies	235	296	237

Total Associated entities and Joint ventures	7,052	7,277	7,646
A.Acquisition of 20% of Pluxee Beneficios Brasil S.A. and capital increase of Merlin Properties, SOCIMI, S.A., both carried out in 2024.
Of the entities included above, at 31 December 2025, the entities Merlin Properties, SOCIMI, S.A, and Metrovacesa, S.A. and Compañía Española de Viviendas en Alquiler, S.A., are the only listed companies.
Below is a breakdown of the Goodwill of the main investments in joint ventures and associates included in the balance of this heading:

EUR million
	2025	2024	2023
Goodwill	1,096	1,238	1,460
Of which:
Zurich Santander Insurance America, S.L. - Consolidated	526	526	526
Pluxee Beneficios Brasil S.A.A	71	122	—
Caceis (Notes 3 and 12)	—	—	337
A.Acquisition of 20% of Pluxee Beneficios Brasil S.A. in 2024.
b) Changes
The changes in the investments were as follows:

EUR million
	2025	2024	2023
Balance at beginning of year	7,277	7,646	7,615
Acquisitions (disposals) of companies and capital increases (reductions)A	(17)	1,011	52
Changes in the consolidation method (Note 3)	15	(13)	(43)
Entities for sale (Notes 3 y 12)B	(168)	(1,137)	—
Effect of equity accounting	665	687	591
Dividends distributed and reimbursements of share premium	(694)	(745)	(565)
Of which:
Zurich Santander Insurance América, S.L. - Consolidado	(206)	(202)	(202)
Metrovacesa, S.A.	(118)	(52)	(50)
Santander Vida Seguros y Reaseguros, S.A.- Consolidated	(87)	(82)	(52)
Merlin Properties, SOCIMI, S.A.	(57)	(53)	(51)
CNP Santander	(54)	(88)	(51)
CIP S.A.	(16)	(56)	—
Caceis	—	(114)	—
Hyundai Capital UK Limited	—	—	(58)
Other global result	28	(32)	(24)
Exchange differences and other changes	(54)	(140)	20
Balance at end of year	7,052	7,277	7,646
A.Includes the acquisition of 20% of Pluxee Beneficios Brasil S.A. and the capital increase of Merlin Properties, SOCIMI, S.A carried out in 2024.
B.Stakes of Santander Bank Polska S.A. and Caceis (Notes 3 and 12).
c) Impairment adjustments
During the years 2025, 2024 and 2023 there was no evidence of significant impairment in the Group's associated interests.

d) Other information
A summary of the financial information at the end of December 2025 of the main associates and joint ventures (obtained from the information available at the date of preparation of the consolidated financial statements) is shown below:

EUR million
	Associates					Joint ventures
	Merlin Properties, SOCIMI, S.A.A	Metrovacesa, S.A.A	Pluxee Beneficios Brasil S.A.	Zurich Santander Insurance América, S.L. - Consolidated	CNP Santander	Santander Caceis Latam Holding, S.L. - Consolidated	U.C.I., S.A. - Consolidated	Hyundai Capital UK Limited	Fortune Auto Finance Co., LTD	Santander Vida Seguros y Reaseguros, S.A.- Consolidated (note 3)	Banco RCI Brasil S.A.
Current assets	1,701	2,025	689	2,434	165	201	397	2,022	167	157	10
Non current assets	11,758	389	652	20,190	2,139	579	8,876	3,665	1,933	1,710	2,221
Total assets	13,459	2,414	1,341	22,624	2,304	780	9,273	5,687	2,100	1,867	2,231
Current liabilities	840	507	254	657	186	315	6,930	3,685	10	140	112
Non current liabilities	5,118	310	578	21,021	1,726	35	1,715	1,480	1,627	1,243	1,924
Total liabilities	5,958	817	832	21,678	1,912	350	8,645	5,165	1,637	1,383	2,036
Attributable profit for the period	284	16	87	534	101	97	(75)	77	20	145	54
Other accumulated comprehensive income	(11)	—	—	(33)	(9)	—	114	(1)	—	(21)	4
Rest of equity	7,228	1,581	422	445	300	333	589	446	443	360	137
Total Equity	7,501	1,597	509	946	392	430	628	522	463	484	195
Total liabilities and equity	13,459	2,414	1,341	22,624	2,304	780	9,273	5,687	2,100	1,867	2,231

Ordinary activities income	544	658	457	4,559	568	163	499	426	159	907	312
Profit (loss) from continuing operations	284	16	87	534	101	97	(75)	77	20	145	54
Profit (loss) for the year from discontinuing operations	—	—	—	—	—	—	—	—	—	—	—
A.Data as of 31 December 2024, latest accounts available.